Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Lowell Farms Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001838128
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2021
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Transition Period	false
Entity Incorporation, State or Country Code	A1